BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED DECEMBER 23, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
TCW Core Fixed Income Portfolio
Effective December 31, 2024, Stephen M. Kane will no longer serve as a portfolio manager of the TCW Core Fixed Income Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Upon the effective date, all references to Mr. Kane in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio will be deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE